Variable Interest Entity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Jan. 25, 2024	Mar. 31, 2024
Variable Interest Entity [Line Items]
Percentage of variable interest	50.00%	50.00%
Agreement term		2 years
Closing contribution		$ 90,000
Capital contributions percentage		9.50%
Variable interest		$ 5,000
In-process research and development		$ 365,300
GE Vernova’s [Member]
Variable Interest Entity [Line Items]
Percentage of variable interest		50.00%
Purchase price (in Dollars per share)		$ 1
AirJoule JV [Member]
Variable Interest Entity [Line Items]
Closing contribution		$ 10,000
Ownership percentage		50.00%
Assets, Total [Member]
Variable Interest Entity [Line Items]
Variable interest		$ 622,500
Liabilities, Total [Member]
Variable Interest Entity [Line Items]
Variable interest		$ 70